Schedules of Investments (Unaudited)
Pax High Yield Bond Fund	March 31, 2022

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS		0
(Cost $178,981)

PREFERRED STOCKS: 0.3%
HEALTH CARE: 0.3%
Avantor, Inc., 6.250%	20,000	2,070,600
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0

TOTAL PREFERRED STOCKS		2,070,600
(Cost $1,358,340)

BONDS: 96.0%
COMMUNITY INVESTMENT NOTES: 0.1%
CEI Investment Note, 2.000%, 09/30/23 (b)(c)	$510,838	510,838
(Cost $510,838)

CORPORATE BONDS: 94.0%
AUTOMOTIVE: 5.3%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	2,575,000	2,537,894
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,025,000	1,043,132
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	2,475,000	2,257,324
Dana, Inc., 4.500%, 02/15/32	2,000,000	1,798,860
Ford Motor Co., 3.250%, 02/12/32	3,250,000	2,903,290
Ford Motor Co., 4.750%, 01/15/43	2,325,000	2,105,764
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	1,025,395
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	2,053,410
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,550,000	3,625,331
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	1,750,000	1,628,025
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	1,500,000	1,528,920
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	3,600,000	3,397,644
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	2,075,000	2,083,912
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	2,075,000	2,036,364
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,025,000	1,006,514
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	1,925,000	1,899,917
Meritor, Inc., 144A, 6.250%, 06/01/25 (d)	1,025,000	1,059,686
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	2,825,000	2,833,899
		36,825,281

BANKING: 0.5%
Ally Financial, Inc., 5.750%, 11/20/25	3,100,000	3,266,679

BASIC INDUSTRY: 8.7%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	2,925,000	2,933,278
Allegheny Technologies, Inc., 4.875%, 10/01/29	900,000	853,961
Allegheny Technologies, Inc., 5.125%, 10/01/31	900,000	845,559
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	1,525,000	1,385,707
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	2,650,000	2,653,578
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	3,100,000	3,227,519
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	4,225,000	3,917,505
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	2,900,000	2,821,744
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	3,297,000	3,235,066

LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (d)	2,575,000	2,415,105
LSF11 A5 HoldCo, LLC, 144A, 6.625%, 10/15/29 (d)	2,275,000	2,119,333
Mercer International, Inc., 5.500%, 01/15/26	1,025,000	1,033,918
Mercer International, Inc., 5.125%, 02/01/29	1,725,000	1,666,669
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	3,275,000	3,185,691
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,875,000	1,707,834
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	2,250,000	1,995,570
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	2,000,000	1,885,670
Shea Homes, LP/Funding Corp., 144A, 4.750%, 04/01/29 (d)	1,025,000	960,425
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	4,275,000	4,249,563
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	3,450,000	3,178,295
Taseko Mines, Ltd., 144A, 7.000%, 02/15/26 (d)	2,750,000	2,835,594
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	4,125,000	4,132,858
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,192,333
Venator Finance Sarl/Materials, LLC, 144A, 9.500%, 07/01/25 (d)	1,550,000	1,626,694
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,707,831
		59,767,300

CAPITAL GOODS: 6.1%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	2,975,000	2,725,665
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	1,025,000	932,335
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	2,075,000	1,875,489
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,525,000	1,471,046
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	4,900,000	4,550,287
ASP Unifrax Holdings, Inc., 144A, 7.500%, 09/30/29 (d)	1,875,000	1,671,058
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/28 (d)	2,975,000	2,800,070
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	3,100,000	2,888,689
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (d)	3,800,000	3,484,372
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,025,000	1,100,051
Howmet Aerospace, Inc., 6.750%, 01/15/28	1,925,000	2,092,735
Howmet Aerospace, Inc., 5.950%, 02/01/37	1,900,000	2,037,699
MajorDrive Holdings IV, LLC, 144A, 6.375%, 06/01/29 (d)	3,525,000	3,126,499
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	3,100,000	3,235,920
OI European Group BV, 144A, 4.750%, 02/15/30 (d)	2,000,000	1,862,030
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,025,000	1,042,686
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	2,625,000	2,615,957
Terex Corp., 144A, 5.000%, 05/15/29 (d)	2,975,000	2,859,377
		42,371,965

CONSUMER GOODS: 6.2%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (d)	1,500,000	1,535,970
Del Monte Foods, Inc., 144A, 11.875%, 05/15/25 (d)	3,350,000	3,676,910
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,075,000	2,138,869
Kraft Heinz Foods Co., 5.000%, 06/04/42	1,025,000	1,096,750
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,525,000	1,507,280
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (d)	2,000,000	1,871,000
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (d)	2,000,000	1,871,640
Land O' Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,776,849
Mattel, Inc., 144A, 3.375%, 04/01/26 (d)	1,550,000	1,520,271
Mattel, Inc., 144A, 3.750%, 04/01/29 (d)	1,025,000	987,700
Mattel, Inc., 5.450%, 11/01/41	1,525,000	1,612,139
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	2,850,000	2,749,609
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,475,000	2,468,726
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (d)	3,850,000	3,513,125
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	733,000	737,563
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	3,100,000	2,987,563
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	2,925,000	2,591,550
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,075,000	2,063,774
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,025,000	968,051
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (d)	1,025,000	985,814
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (d)	1,025,000	906,049
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	3,375,000	3,438,045
		43,005,247

FINANCIAL SERVICES: 2.5%
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	3,550,000	3,377,417
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	2,200,000	2,257,794
New Residential Investment Corp., 144A, 6.250%, 10/15/25 (d)	2,075,000	1,995,123
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	926,320
OneMain Finance Corp., 5.375%, 11/15/29	2,075,000	2,019,515
OneMain Finance Corp., 6.625%, 01/15/28	1,025,000	1,073,206
OneMain Finance Corp., 6.875%, 03/15/25	500,000	525,650
OneMain Finance Corp., 7.125%, 03/15/26	1,025,000	1,095,592
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,025,000	881,515
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	2,000,000	1,786,100
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25 (d)	1,025,000	1,016,385
		16,954,617

HEALTH CARE: 9.9%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	2,063,577
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,025,000	929,567
AdaptHealth, LLC, 144A, 5.125%, 03/01/30 (d)	900,000	837,626
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (d)	900,000	717,332
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	2,075,000	1,724,616
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	5,300,000	5,240,561
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (d)	3,000,000	2,823,990
Bausch Health Americas, Inc., 144A, 8.500%, 01/31/27 (d)	800,000	800,240
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (d)	1,800,000	1,815,417
Bausch Health Cos., Inc., 144A, 7.000%, 01/15/28 (d)	2,700,000	2,421,563
Bausch Health Cos., Inc., 144A, 5.000%, 02/15/29 (d)	1,800,000	1,416,735
Cano Health, LLC, 144A, 6.250%, 10/01/28 (d)	2,100,000	2,020,001
Centene Corp., 4.250%, 12/15/27	1,025,000	1,029,900
Centene Corp., 4.625%, 12/15/29	5,900,000	5,981,124
Centene Corp., 3.375%, 02/15/30	500,000	470,883
Centene Corp., 3.000%, 10/15/30	2,075,000	1,916,859
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	2,300,000	2,229,723
Encompass Health Corp., 4.500%, 02/01/28	500,000	495,260
Encompass Health Corp., 4.750%, 02/01/30	3,575,000	3,437,952
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	1,547,000	1,359,040
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	4,125,000	4,190,773
Minerva Merger Sub, Inc., 144A, 6.500%, 02/15/30 (d)	3,400,000	3,310,427
MPT Operating Partnership, LP/Finance Corp., 5.000%, 10/15/27	2,575,000	2,621,350
MPT Operating Partnership, LP/Finance Corp., 4.625%, 08/01/29	2,375,000	2,355,739
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	1,350,000	1,290,516
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	2,675,000	2,593,680
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	1,565,000	1,462,993
Tenet Healthcare Corp., 144A, 5.125%, 11/01/27 (d)	3,975,000	3,998,850
Tenet Healthcare Corp., 144A, 6.125%, 10/01/28 (d)	3,225,000	3,280,970
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	3,100,000	3,196,643
		68,033,907

INSURANCE: 0.5%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,600,000	3,646,224

LEISURE: 3.1%
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (d)	2,900,000	2,910,904
MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc., 144A, 3.875%, 02/15/29 (d)	1,800,000	1,771,929
MGM Resorts International, 6.750%, 05/01/25	1,025,000	1,062,561
MGM Resorts International, 5.500%, 04/15/27	3,875,000	3,920,434
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,000,000	996,605
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	2,975,000	2,794,953
VICI Properties, LP/VICI Note Co., Inc., 144A, 4.625%, 12/01/29 (d)	3,750,000	3,757,013
Viking Cruises, Ltd., 144A, 7.000%, 02/15/29 (d)	1,800,000	1,659,492
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	2,975,000	2,721,195
		21,595,086

MEDIA: 13.8%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	2,000,000	1,817,190
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	4,200,000	4,404,518
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	886,097
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,100,000	2,880,923
Altice France SA, 144A, 5.125%, 07/15/29 (d)	2,700,000	2,423,520
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,025,000	1,028,523
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,100,000	3,105,441
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	7,075,000	6,801,905
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	2,875,000	2,638,100
CCO Holdings, LLC/Capital Corp., 144A, 4.250%, 01/15/34 (d)	1,000,000	870,000
Cimpress, PLC, 144A, 7.000%, 06/15/26 (d)	2,975,000	2,853,918
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,050,000	2,062,577
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,075,000	2,042,547
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,575,000	2,313,477
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	3,075,000	2,575,835
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	1,925,000	1,690,545
DIRECTV Holdings, LLC/Financing Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (d)	2,100,000	2,069,813
DISH DBS Corp., 5.875%, 11/15/24	3,100,000	3,096,482
DISH DBS Corp., 7.375%, 07/01/28	1,925,000	1,826,103
DISH DBS Corp., 5.125%, 06/01/29	875,000	746,288
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (d)	2,725,000	2,609,188
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,000,000	2,797,860
iHeartCommunications, Inc., 8.375%, 05/01/27	2,350,000	2,435,188
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	2,100,000	2,080,092
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	1,925,000	1,842,331
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	2,205,000	2,268,151
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	2,450,000	2,343,915
Netflix, Inc., 4.875%, 04/15/28	1,250,000	1,312,875
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (d)	2,575,000	2,613,625
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (d)	2,500,000	2,437,175
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	4,150,000	4,184,445
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	3,225,000	3,068,120
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,075,000	2,106,353
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	1,475,000	1,385,556
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	4,325,000	4,122,590
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	875,000	827,663
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	1,550,000	1,537,623
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,000,000	1,887,990
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,378,000	1,315,280
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,175,000	1,140,637
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	3,000,000	2,809,575
		95,260,034

REAL ESTATE: 0.8%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	2,075,000	2,126,398
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,825,000	1,738,960
Kennedy-Wilson, Inc., 5.000%, 03/01/31	1,525,000	1,461,080
		5,326,438

RETAIL: 7.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,200,000	2,137,795
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 5.875%, 02/15/28 (d)	2,075,000	2,078,808
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	1,175,000	1,064,556
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (d)	1,750,000	1,842,269
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	2,483,614
Carvana Co., 144A, 5.500%, 04/15/27 (d)	1,800,000	1,609,029
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,475,000	2,193,246
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	2,900,000	2,455,764
Fresh Market, Inc., The, 144A, 9.750%, 05/01/23 (d)	3,675,000	3,610,688
Gap, Inc., The, 144A, 3.625%, 10/01/29 (d)	875,000	777,818
Gap, Inc., The, 144A, 3.875%, 10/01/31 (d)	2,650,000	2,313,583
Macy's Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	1,725,000	1,714,383
Macy's Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (d)	1,525,000	1,507,966
Macy's Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (d)	2,700,000	2,886,030

Macy's Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	811,755
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (d)	3,075,000	2,827,094
Michaels Cos., Inc., The, 144A, 7.875%, 05/01/29 (d)	2,075,000	1,768,927
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,111,741
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	4,500,000	4,627,598
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (d)	2,575,000	2,497,557
PetSmart, Inc./Finance Corp., 144A, 7.750%, 02/15/29 (d)	2,075,000	2,139,782
Safeway, Inc., 7.250%, 02/01/31	2,925,000	3,210,188
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,175,000	3,178,493
Victoria's Secret & Co., 144A, 4.625%, 07/15/29 (d)	3,575,000	3,221,468
		54,070,152

SERVICES: 9.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (d)	1,350,000	1,305,005
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (d)	900,000	867,542
Cengage Learning, Inc., 144A, 9.500%, 06/15/24 (d)	1,250,000	1,248,869
Diamond BC BV, 144A, 4.625%, 10/01/29 (d)	3,800,000	3,417,758
Diebold Nixdorf, Inc., 8.500%, 04/15/24	2,000,000	1,919,900
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	2,575,000	2,619,766
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	3,075,000	2,901,816
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	2,075,000	2,095,418
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	2,725,000	2,509,929
GFL Environmental, Inc., 144A, 3.500%, 09/01/28 (d)	1,025,000	965,208
Hertz Corp, The, 144A, 5.000%, 12/01/29 (d)	3,300,000	2,997,242
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	1,025,000	1,001,102
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	3,925,000	3,742,821
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	2,975,000	3,015,758
Maxim Crane Works Holdings Capital, LLC, 144A, 10.125%, 08/01/24 (d)	3,633,000	3,703,916
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	2,825,000	2,779,066
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,670,000	1,700,035
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	1,950,000	1,991,535
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	6,250,000	6,131,405
Ritchie Bros Holdings, Inc., 144A, 4.750%, 12/15/31 (d)	2,300,000	2,251,976
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	3,475,000	3,378,395
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	3,375,000	3,003,750
United Rentals North America, Inc., 5.250%, 01/15/30	1,575,000	1,622,597
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	2,975,000	2,987,302
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	3,100,000	3,026,034
WW International, Inc., 144A, 4.500%, 04/15/29 (d)	3,075,000	2,495,870
		65,680,015

TECHNOLOGY & ELECTRONICS: 10.5%
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	3,375,000	3,152,520
Arches Buyer, Inc., 144A, 6.125%, 12/01/28 (d)	1,025,000	949,534
Asteroid Private Merger Sub, Inc., 144A, 8.500%, 11/15/29 (d)	1,575,000	1,530,491
Block, Inc., 144A, 2.750%, 06/01/26 (d)	1,025,000	970,060
Block, Inc., 144A, 3.500%, 06/01/31 (d)	3,600,000	3,315,330
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,075,000	2,021,455
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,550,000	3,531,451
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,625,000	1,616,477
Ciena Corp., 144A, 4.000%, 01/31/30 (d)	2,075,000	2,000,207
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,300,000	2,193,993
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	1,750,000	1,772,400
CommScope, Inc., 144A, 8.250%, 03/01/27 (d)	1,425,000	1,389,596
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	2,400,000	2,162,700
Condor Merger Sub, Inc., 144A, 7.375%, 02/15/30 (d)	2,550,000	2,445,157
Endurance International Group Holdings, Inc., 144A, 6.000%, 02/15/29 (d)	3,275,000	2,831,483
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	3,100,000	3,102,930
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	1,950,000	1,850,063
II-VI, Inc., 144A, 5.000%, 12/15/29 (d)	3,000,000	2,944,275
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	3,425,000	3,302,728
LogMeIn, Inc., 144A, 5.500%, 09/01/27 (d)	3,550,000	3,320,067
MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	2,075,000	2,019,037
NCR Corp., 144A, 5.125%, 04/15/29 (d)	4,575,000	4,408,013

Nokia Oyj, 6.625%, 05/15/39	950,000	1,133,725
PTC, Inc., 144A, 4.000%, 02/15/28 (d)	1,600,000	1,562,128
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	3,100,000	2,694,086
Twilio, Inc., 3.875%, 03/15/31	1,650,000	1,536,360
Unisys Corp., 144A, 6.875%, 11/01/27 (d)	3,500,000	3,660,738
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	3,400,000	3,197,989
ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (d)	2,500,000	2,444,150
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	3,900,000	3,573,473
		72,632,616

TELECOMMUNICATIONS: 5.9%
Digicel Group Holdings, Ltd., 10.000%, 04/01/24	1,085,750	1,078,872
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	996,570
Digicel, Ltd., 144A, 6.750%, 03/01/23 (d)	900,000	839,255
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	2,050,000	1,970,511
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,075,000	1,033,204
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	1,825,000	1,734,663
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	2,410,246	1,678,969
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	2,075,000	1,981,625
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (d)	850,000	794,015
Lumen Technologies, Inc., 144A, 5.375%, 06/15/29 (d)	1,900,000	1,691,000
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,314,000	2,333,033
Sprint Capital Corp., 6.875%, 11/15/28	1,925,000	2,236,561
Sprint Capital Corp., 8.750%, 03/15/32	1,850,000	2,493,455
Sprint Corp., 7.125%, 06/15/24	3,100,000	3,328,779
Switch, Ltd., 144A, 4.125%, 06/15/29 (d)	3,050,000	3,007,834
Telecom Italia Capital SA, 7.200%, 07/18/36	1,550,000	1,510,219
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	1,175,000	1,194,064
T-Mobile USA, Inc., 2.625%, 04/15/26	825,000	791,489
T-Mobile USA, Inc., 4.750%, 02/01/28	2,100,000	2,142,000
T-Mobile USA, Inc., 144A, 3.375%, 04/15/29 (d)	2,950,000	2,815,775
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	1,550,000	1,612,310
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	1,025,000	972,305
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	1,941,705
		40,178,213

TRANSPORTATION: 0.7%
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	2,975,000	2,844,814
Promontoria Holding 264 BV, 144A, 7.875%, 03/01/27 (d)	1,800,000	1,752,489
		4,597,303

UTILITY: 2.2%
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,100,000	1,014,145
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,825,000	1,710,518
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,075,000	2,078,559
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	2,350,000	2,207,108
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,525,000	2,452,154
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	2,750,000	2,634,748
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,925,000	1,881,495
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,025,000	1,026,333
		15,005,060

TOTAL CORPORATE BONDS		648,216,137
(Cost $680,752,645)

LOANS: 1.9%
CONSUMER GOODS: 0.7%
AI Aqua Merger Sub, Inc., aka Culligan, 1 month LIBOR +4.000%, 4.500%, 07/30/28 (e)	1,777,778	1,763,618
AI Aqua Merger Sub, Inc., aka Culligan, 1 month LIBOR +4.000%, 4.500%, 07/30/28 (e)	222,222	220,452
Whole Earth Brands, Inc., 3 month LIBOR + 4.500%, 5.500%, 02/05/28 (e)	3,046,917	3,018,977
		5,003,047

TELECOMMUNICATIONS: 0.1%
Digicel International Finance, Ltd., 3 month LIBOR +3.250%, 3.567%, 05/27/24 (e)	987,083	942,638

TRANSPORTATION: 1.1%
Mileage Plus Holdings, LLC, aka United Air, 3 month LIBOR + 5.250%, 6.250%, 06/20/27 (e)	4,500,000	4,684,365
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 3 month LIBOR +3.750%, 4.750%, 10/20/27 (e)	3,000,000	3,105,930
		7,790,295

TOTAL LOANS		13,735,980
(Cost $13,900,761)

TOTAL BONDS		662,462,955
(Cost $695,164,244)

CERTIFICATES OF DEPOSIT: 0.1%
Self-Help Federal Credit Union, 0.650%, 04/29/22 (b)	100,000	100,017
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT		600,017
(Cost $600,000)

MONEY MARKET: 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.250% (f)(g)	18,239,077	18,239,077
(Cost $18,239,077)

TOTAL INVESTMENTS: 99.0%		683,372,649
(Cost $715,540,642)

Other assets and liabilities - (net): 1.0%		6,835,565

Net Assets: 100.0%		$690,208,214

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of March 31, 2022 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of March 31, 2022.

LP-Limited Partnership

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549